SEGMENT REPORTING - Total assets (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Total assets:
Total assets:	¥ 542,996,462	$ 77,647,460	¥ 525,621,125
Automation product and software
Total assets:
Total assets:	141,514,484	20,236,302	125,953,243
Equipment, accessories and others
Total assets:
Total assets:	128,633,728	18,394,378	131,869,561
Oilfield environmental protection
Total assets:
Total assets:	66,278,920	9,477,760	74,481,593
Platform outsourcing services
Total assets:
Total assets:	48,398,088	6,920,835	57,208,575
Chemical recycling
Total assets:
Total assets:	¥ 158,171,242	$ 22,618,185	¥ 136,108,153